Income Taxes - Summary of Major Components of Income Tax Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	$ 11,504	$ 9,569	$ 7,604
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	1,277	394	(44)
Utilization (benefit) of tax losses recognized	(108)	1,805	1,221
Total deferred tax income expense	1,169	2,199	1,177
Total income tax expense in consolidated net income	12,673	11,768	8,781
Mexico
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	7,176	6,918	5,474
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	765	(1)	(322)
Utilization (benefit) of tax losses recognized	(967)	1,019	238
Total deferred tax income expense	(202)	1,018	(84)
Total income tax expense in consolidated net income	6,974	7,936	5,390
Foreign
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	4,328	2,651	2,130
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	512	395	278
Utilization (benefit) of tax losses recognized	859	786	983
Total deferred tax income expense	1,371	1,181	1,261
Total income tax expense in consolidated net income	$ 5,699	$ 3,832	$ 3,391